Dispositions and Assets Held-for-Sale (Schedule of Operating Results of Assets held for sale Including in Discontinued Operations) (Details) - USD ($)			3 Months Ended											9 Months Ended				12 Months Ended
		Mar. 15, 2013	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Results:
Revenues			$ 19,000			$ (25,000)								$ (10,000)		$ (62,000)
Operating expenses			(46,000)			5,000								202,000		(263,000)
Marketing, general and administrative			(14,000)			(21,000)								(175,000)		(197,000)
Interest expense			(9,227,000)			(4,934,000)								(23,225,000)		(11,070,000)		$ (16,586,000)		$ (1,732,000)
Provision for loan losses																						$ 7,181,000
Expense reimbursements			11,237,000			8,960,000								29,113,000		12,338,000		20,604,000		1,203,000		174,000
Net income (loss) from operations			(41,000)		$ (2,000)	(41,000)		$ (395,000)	$ (86,000)	$ (4,399,000)	$ (514,000)	$ (1,175,000)	$ 399,087,000	17,000		(522,000)		(524,000)		5,057,000		(169,174,000)
Loss on sale of joint venture interests to a director related entity																				1,317,000
Net gains (loss) from disposals		$ 389,140,000	392,000											593,000						389,140,000		15,967,000
Provision for taxes, discontinue operations																		0		(2,515,000)		0
Net income (loss) from discontinued operations			(41,000)			(41,000)								17,000		(522,000)		(524,000)		392,999,000		(153,207,000)
Assets Held-for-sale [Member]
Operating Results:
Revenues																		368,000		33,352,000		162,059,000
Operating expenses																		(267,000)		(4,063,000)		(54,747,000)
Marketing, general and administrative	[1]																	(625,000)		(6,524,000)		(18,508,000)
Interest expense																				(14,654,000)		(88,159,000)
Depreciation and amortization																				(15,000)		(967,000)
Loans held for sale and CMBS OTTI																				(7,641,000)		(171,079,000)
Provision for loan losses																						7,838,000
Expense reimbursements													$ 5,406,000							5,406,000	[2]
Equity in net income from joint venture																				(804,000)		(5,611,000)
Net income (loss) from operations																		(524,000)		5,057,000		(169,174,000)
Loss on sale of joint venture interests to a director related entity																				1,317,000
Net gains (loss) from disposals																				389,140,000		15,967,000
Provision for taxes, discontinue operations																				(2,515,000)
Net income (loss) from discontinued operations																		(524,000)		392,999,000		(153,207,000)
Corporate Joint Venture [Member]
Operating Results:
Revenues			1,975,000	[3]		959,000	[4]							4,249,000	[3]	31,689,000	[4]	32,648,000	[5]	71,839,000		8,431,000
Interest expense			$ (700,000)	[3]		$ (534,000)	[4]							$ (1,795,000)	[3]	(5,597,000)	[4]	(6,130,000)	[5]	(18,328,000)		$ (4,136,000)
Net gains (loss) from disposals																$ (215,000)	[4]	$ (215,000)	[5]	$ (9,046,000)
Sold [Member] | Herald Square Property [Member]
Operating Results:
Equity method investment, ownership percentage					45.00%													45.00%

[1]	Accrual for the Transfer Tax Assessments on the Company's sale of a 45% joint venture interest in the leased fee of the 2 Herald Square property is included in management, general, and administrative in 2013. For more information see Note 15.
[2]	In the first quarter of 2013, the Company received reimbursements for enforcement costs of $5,406 incurred on the behalf of a pari-passu lender for one loan held by the CDOs, which the Company incurred in prior years. The Company fully reserved for these costs when incurred due to the uncertainty of recovery.
[3]	The results of operations for the three and nine months ended September 30, 2015 include the Gramercy European Property Fund's results for the period as the equity investment was formed by the Company and several investment partners in December 2014.
[4]	The results of operations for the nine months ended September 30, 2014 include the Bank of America Portfolio joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, on June 9, 2014, the results of operations for the Bank of America Portfolio are consolidated into the Company's Condensed Consolidated Statements of Operations.
[5]	The results of operations for the year ended December 31, 2014 includes the Bank of America joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, the results of operations for the Bank of America Portfolio are consolidated into the Company's Consolidated Statements of Operations.